Other current assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets
The following table provides details related to Other current assets as of December 31, 2020 and 2019:

($ millions)	2020	2019
Current portion of long-term financial investments measured at FVPL	12	33
Current portion of long-term receivables from customers	107	122
Current portion of minimum lease payments from finance lease agreements	29	46
Prepaid expenses	93	89
Other receivables, security deposits and current assets	88	147
Derivative financial instruments	3	1
VAT receivable	72	64
Total other current assets	404	502